Costs of services and general and administrative costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Analysis of income and expense [abstract]
Other pass-through costs	£ 316.3	£ 258.5	[1]	£ 558.8 [1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.